Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
OPERATING ACTIVITIES
Net (loss) income	$ (125,504)	$ 259,088
Non-cash items:
Depreciation and amortization	285,236	240,903
Amortization of in-process revenue contracts	(14,432)	(12,149)
Unrealized loss (gain) on derivative instruments	82,807	(2,968)
Loss (gain) on sale of vessels and equipment	27,619	(1,643)
Asset impairments (note 7)	62,605	15,996
Equity income, net of dividends received	(44,972)	(14,667)
Income tax expense (recovery)	2,499	(243)
Unrealized foreign exchange gain and other	61,459	(82,598)
Change in operating assets and liabilities	(14,570)	(54,303)
Expenditures for dry docking	(15,905)	(11,102)
Net operating cash flow	306,842	336,314
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	1,147,647	1,143,442
Prepayments of long-term debt	(1,068,937)	(395,199)
Scheduled repayments of long-term debt (note 8)	(496,034)	(282,391)
Decrease in restricted cash	34,681	4,296
Net proceeds from equity and warrant issuances of subsidiaries to non-controlling interests (note 5)	168,752	187,576
Net proceeds from equity issuance of Teekay Corporation	96,163	0
Distributions paid from subsidiaries to non-controlling interests	(62,403)	(164,808)
Cash dividends paid	(8,003)	(45,910)
Other financing activities	(8,570)	780
Net financing cash flow	(196,704)	447,786
INVESTING ACTIVITIES
Expenditures for vessels and equipment	(269,109)	(873,274)
Proceeds from sale of vessels and equipment and other	149,582	8,918
Proceeds from sale-lease back of a vessel	179,434	0
Investment in equity-accounted investments	(56,578)	(8,604)
Loan repayments from joint ventures and joint venture partners	(13,536)	16,768
Increase (decrease) in restricted cash	4	(42,048)
Other investing activities	11,381	15,121
Net investing cash flow	1,178	(883,119)
Increase (decrease) in cash and cash equivalents	111,316	(99,019)
Cash and cash equivalents, beginning of the period	678,392	806,904
Cash and cash equivalents, end of the period	$ 789,708	$ 707,885